PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

20   PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company financial information of Tarena International.

Condensed Balance Sheets

	December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	7,599	3,793	581
Prepaid expenses and other current assets	259	699	107
Total current assets	7,858	4,492	688
Total assets	7,858	4,492	688
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank loan	—	—	—
Accrued expenses and other current liabilities (1)	8,132	7,208	1,105
Total current liabilities	8,132	7,208	1,105
Total liabilities	8,132	7,208	1,105

Commitments and contingencies	—	—	—

Shareholders’ equity:
Class A ordinary shares (US$0.001 par value,860,000,000 shares authorized, 53,806,534 and 55,546,254 shares issued, 46,707,393 and 48,346,384 shares outstanding as of December 31, 2019 and 2020, respectively)	337	349	53
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 7,206,059 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	74	74	11
Treasury shares (7,099,141 and 7,199,870 Class A ordinary shares as of December 31, 2019 and 2020, at cost)	(457,169)	(459,815)	(70,470)
Additional paid-in capital	1,284,573	1,324,161	202,937
Accumulated other comprehensive income	51,386	49,120	7,528
Accumulated deficit	(879,475)	(916,605)	(140,476)
Total shareholders’ deficit	(274)	(2,716)	(417)
Total liabilities and shareholders’ equity	7,858	4,492	688

(1)	Mainly related to repurchase of treasury shares.

20   PARENT ONLY FINANCIAL INFORMATION (CONTINUED)

Condensed Statements of Comprehensive Loss

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Selling and marketing expenses	(403)	—	(693)	(106)
General and administrative expenses	(5,536)	(29,011)	(35,380)	(5,422)
Operating loss	(5,939)	(29,011)	(36,073)	(5,528)
Equity in loss of subsidiaries	(589,564)	(608,015)	—	—
Foreign currency exchange (loss) gains	341	115	(1,112)	(170)
Interest income (expense)	413	(67)	55	8
Other income	2,550	665	—	—
Loss before income taxes	(592,199)	(636,313)	(37,130)	(5,690)
Income tax expense	—	—	—	—
Net loss	(592,199)	(636,313)	(37,130)	(5,690)
Other comprehensive income (loss)
Foreign currency translation adjustment	11,100	914	(2,266)	(347)
Comprehensive loss	(581,099)	(635,399)	(39,396)	(6,037)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating activities:
Net cash provided by (used in) operating activities	165,098	(3,249)	(8,010)	(1,228)
Investing activities:
Proceeds from maturity of time deposits	63,452	—	—	—
Foreign currency exchange losses	1,890	—	—	—
Net cash provided by investing activities	65,342	—	—	—
Financing activities:
Proceeds from bank loan	13,229	—	—	—
Issuance of Class A ordinary shares in connection with exercise of share options	2,951	3,335	3,354	514
Payment of dividends	(42,955)	—	—	—
Repayment of bank borrowings	—	(13,792)	—	—
Repurchase of treasury shares	(196,957)	(5,058)	—	—
Net cash (used in) provided by financing activities	(223,732)	(15,515)	3,354	514
Changes in cash and cash equivalents	6,708	(18,764)	(4,656)	(714)
Effect of foreign currency exchange rate changes on cash and cash equivalents	1,141	856	850	130
Net increase (decrease) in cash and cash equivalents	7,849	(17,908)	(3,806)	(584)
Cash and cash equivalents at beginning of year	17,658	25,507	7,599	1,165
Cash and cash equivalents at end of year	25,507	7,599	3,793	581
Non-cash financing activities:
Payable for repurchase of treasury shares	5,109	—	—	—